UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 6,285	$ 7,428
Accounts receivable	53,669	97,364
Other current assets	3,240	4,309
Total current assets	63,194	109,101
Property, plant and equipment, net	1,854,083	1,853,671
Intangible assets, net	411,778	421,452
Goodwill	16,211	16,211
Investment in equity method investees	702,751	707,415
Other noncurrent assets	7,056	7,329
Total assets	3,055,073	3,115,179
Current liabilities:
Trade accounts payable	17,764	16,251
Accrued expenses	12,107	11,389
Due to affiliate	486	258
Ad valorem taxes payable	4,066	10,588
Accrued interest	5,703	17,483
Accrued environmental remediation	5,883	4,301
Other current liabilities	4,818	11,471
Total current liabilities	50,827	71,741
Long-term debt	1,264,912	1,240,301
Deferred Purchase Price Obligation	584,164	563,281
Deferred revenue	18,980	57,465
Noncurrent accrued environmental remediation	3,263	5,152
Other noncurrent liabilities	7,812	7,566
Total liabilities	1,929,958	1,945,506
Commitments and contingencies (Note 15)
Common limited partner capital (72,313 units issued and outstanding at March 31, 2017 and 72,111 units issued and outstanding at December 31, 2016)	1,085,255	1,129,132
General partner interests (1,476 units issued and outstanding at March 31, 2017 and 1,471 units issued and outstanding at December 31, 2016)	28,511	29,294
Noncontrolling interest	11,349	11,247
Total partners' capital	1,125,115	1,169,673
Total liabilities and partners' capital	$ 3,055,073	$ 3,115,179